Provisions - Employee obligations - North America - Provisions- (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) age plan	Dec. 31, 2017 USD ($) age
Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Percentage of reasonably possible increase in actuarial assumption	1.00%	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	$ 1,535	$ 1,862
Percentage of reasonably possible decrease in actuarial assumption	1.00%	1.00%
Increase (decrease) in defined benefit obligation due to reasonably possible decrease in actuarial assumption	$ (1,194)	$ (1,442)
North America
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	64,832	71,820
Fair value of plan assets	(46,114)	(52,152)
Provision for pensions	18,718	19,668
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discretionary contributions to the defined benefit pension and postretirement plans	1,037
North America | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	57,455	62,983
North America | Post Retirement Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	7,377	8,837
USA | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	35,062	38,195
Fair value of plan assets	(29,038)	(32,869)
Provision for pensions	$ 6,024	$ 5,326
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	4.00%	3.50%
Retirement age | age	65	65
CANADA | Pension Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 22,393	$ 24,788
Fair value of plan assets	(17,076)	(19,283)
Provision for pensions	$ 5,317	$ 5,505
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	3.80%	3.60%
Retirement age | age	62	62
CANADA | Post Retirement Plans
Reconciliation Of Benefit Obligation Plan Assets And Funded Status [Abstract]
Benefit obligation	$ 7,377	$ 8,837
Provision for pensions	$ 7,377	$ 8,837
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Discount rate	3.90%	3.65%
Retirement age | age	62	62
Minimum | CANADA | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	2.75%	2.75%
Maximum | CANADA | Pension Plans
Actuarial Assumptions Used To Calculate Defined Benefit Obligation [Abstract]
Salary increase	3.00%	3.00%
Not later than one year | Actuarial assumption of medical cost trend rates [member]
Estimated Future Benefit Payments [Abstract]
Health care cost trend rate	5.30%
Not later than one year | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	$ 3,175
Not later than one year | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	197
Later than one year and not later than two years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	3,205
Later than one year and not later than two years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	197
Later than two years and not later than three years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	3,241
Later than two years and not later than three years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	203
Later than three years and not later than four years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	3,247
Later than three years and not later than four years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	203
Later than four years and not later than five years | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	3,311
Later than four years and not later than five years | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	222
Later than five years and not later than ten years [member] | North America | Pension Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	17,178
Later than five years and not later than ten years [member] | North America | Post Retirement Plans
Estimated Future Benefit Payments [Abstract]
Estimated future benefit payments	$ 1,393
Later Than Sixteen Years And Not Later Than Seventeen Years [Member] | Actuarial assumption of medical cost trend rates [member]
Estimated Future Benefit Payments [Abstract]
Health care cost trend rate	4.00%
Globe Metallurgical Inc [Member] | North America | Non Contributory Plans [Member]
Disclosure of defined benefit plans [line items]
Number of defined benefit plans sponsored | plan	3